Tax Situation - Additional Information (Detail) S/ in Thousands, $ in Millions		12 Months Ended
	Jan. 01, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019 PEN (S/)	Dec. 31, 2018 PEN (S/)	Dec. 31, 2018 COP ($)	Dec. 31, 2017 PEN (S/)
Disclosure of Income Tax [Line items]
Current income tax payable					S/ 113,062	S/ 150,020		S/ 168,143
Write off of deferred income tax asset					172,000
Impairment of investments					(374)
Negocios Gas S.A [member]
Disclosure of Income Tax [Line items]
Impairment of investments					67,000
GyM S.A [member]
Disclosure of Income Tax [Line items]
Impairment of accounts receivable					7,700
Concesionaria Vesur S.A. And Promotora Larcomar S.A [member]
Disclosure of Income Tax [Line items]
Impairment of work in progress					10,800
GyM Ferrovias S.A. [member]
Disclosure of Income Tax [Line items]
Current income tax payable					S/ 7,000	20,000
Inmobiliaria Almonte S.A.[member]
Disclosure of Income Tax [Line items]
Current income tax payable						S/ 10,000
Chile (member)
Disclosure of Income Tax [Line items]
Income tax rate					27.00%	27.00%	27.00%	24.00%
Colombia (member)
Disclosure of Income Tax [Line items]
Income tax rate					33.00%	37.00%	37.00%	40.00%
Effective tax rate						33.00%	33.00%
Effective tax rate, temporary overrate						4.00%	4.00%
Taxable income						S/ 895	$ 800
Withholding tax rate for payments in abroad					20.00%
Withholding tax rate for payments to non resident					20.00%
Withholding tax rate to payments for financial returns to non residents					15.00%
Withholding tax rate to payments to the parent company					33.00%
Time period for corrections in tax returns					3 years
Limitation period for income taxpayers subject to transfer prices and tax losses					5 years
Increase in taxable income compared to previous year					30.00%
Limitation for tax return description					In case of an increase in taxable income of 30% with respect to the previous year, for fiscal years 2020 and 2021, the statute of limitation of the returns would be six (6) months and in the case of a 20% increase year will be close at month twelve (12).
Colombia (member) | Subsidiary one [member]
Disclosure of Income Tax [Line items]
Effective tax rate						37.00%	37.00%
Colombia (member) | Subsidiary two [member]
Disclosure of Income Tax [Line items]
Effective tax rate						33.00%	33.00%
Peru [member]
Disclosure of Income Tax [Line items]
Income tax rate					29.50%	29.50%	29.50%	28.00%
Tax rate applicable to net assets exceeding S/1 million					0.40%
Current income tax payable						S/ 1,000
Changes in tax rates or tax laws enacted or announced [member] | Colombia (member)
Disclosure of Income Tax [Line items]
Percent of liquid income on liquid assets	3.50%
Percentage of presumptive income			0.00%	0.50%
Tax rate on foreign entities		30.00%	31.00%	32.00%